INVESTMENTS (Narrative) (Details) ₩ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 KRW (₩) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	Aug. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)	Apr. 30, 2018
Investments in and Advances to Affiliates [Line Items]
Investments				$ 1,482			$ 525
Realized Investment Gain (Loss)		$ 186		0		$ 0
Freezone I-SEC Korea Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest											50.00%
Investments	₩ 322,224						271
Realized Investment Gain (Loss)	₩ (10,491)	$ (8)	₩ (17,742)	(15)	₩ 105,092	91
Mesh Technologies, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest description	less than 1%	less than 1%
Investments										$ 50
Percentage of investment sold	25.00%	25.00%
Investment sold		$ 200
Realized Investment Gain (Loss)		186
Arrow [Member]
Investments in and Advances to Affiliates [Line Items]
Price paid for shares						22
Price paid for debt						$ 1,728
Ownership interest						23.30%
Investments						$ 1,750	1,750
Option to purchase investment						1,750
Receivables stated value						4,146
Allowance for credit losses						$ 2,418
Estimated loss on investment		$ 975		775
GreenFox Logistics, LLC. [Member]
Investments in and Advances to Affiliates [Line Items]
Investments									$ 100
SardineAI Corp [Member]
Investments in and Advances to Affiliates [Line Items]
Investments								$ 50
Silver Circle One [Member]
Investments in and Advances to Affiliates [Line Items]
Investments							18
Committed to invest							100
Justt Fintech Ltd (previously Acrocharge Ltd) [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest description	less than 1%	less than 1%
Investments							50
Artemis Therapeutics, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Common stock owned | shares	125,916	125,916
Carrying value				0			0
Market value				$ 79			$ 120
Ownership interest	2.40%						2.40%